PGIM Jennison Blend Fund
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Shares	Value
Long-Term Investments 98.8%
Common Stocks
Aerospace & Defense 5.4%
Airbus SE (France)	22,552	$4,709,471
Boeing Co. (The)*	69,992	16,178,651
General Electric Co.	59,469	19,253,683
Hexcel Corp.	52,449	4,709,396
Karman Holdings, Inc.*	11,737	674,878
Mercury Systems, Inc.*	24,190	2,702,023
Northrop Grumman Corp.	8,680	4,892,742
RTX Corp.	42,312	7,601,774
VSE Corp.	15,981	2,958,882
		63,681,500
Automobile Components 0.3%
Dorman Products, Inc.*	20,297	2,515,204
Garrett Motion, Inc. (Switzerland)	40,801	1,336,641
		3,851,845
Automobiles 1.8%
General Motors Co.	99,527	8,284,628
Tesla, Inc.*	28,893	12,591,280
		20,875,908
Banks 6.7%
Ameris Bancorp	85,614	7,218,116
Bank of America Corp.	155,964	8,047,742
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	29,844	1,684,992
Eastern Bankshares, Inc.	292,186	5,764,830
Enterprise Financial Services Corp.	87,785	5,320,649
First Bancorp	84,861	4,992,373
Heritage Financial Corp.	153,493	4,182,684
Horizon Bancorp, Inc.	70,410	1,306,105
JPMorgan Chase & Co.	54,918	16,437,507
M&T Bank Corp.	38,556	8,332,337
PNC Financial Services Group, Inc. (The)	40,281	8,906,935
Renasant Corp.	87,057	3,544,961
Wintrust Financial Corp.	14,394	2,162,411
		77,901,642
Biotechnology 2.8%
AbbVie, Inc.	27,356	5,955,948
Apogee Therapeutics, Inc.*	7,166	588,615
Arcutis Biotherapeutics, Inc.*	96,309	2,066,791
Cabaletta Bio, Inc.*	192,216	726,577
CG oncology, Inc.*	31,874	1,985,431
Immunovant, Inc.*	99,529	3,314,316
Newamsterdam Pharma Co. NV (Netherlands)*	79,983	2,693,827
Palvella Therapeutics, Inc.*(a)	12,791	1,515,222
Protagonist Therapeutics, Inc.*	23,416	2,331,297
Scholar Rock Holding Corp.*	66,064	3,256,955
Twist Bioscience Corp.*(a)	55,995	3,744,386
Vertex Pharmaceuticals, Inc.*	7,052	3,156,052
Xenon Pharmaceuticals, Inc. (Canada)*	34,276	1,875,926
		33,211,343

PGIM Jennison Blend Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Broadline Retail 3.5%
Amazon.com, Inc.*	147,625	$39,953,230
Kohl’s Corp.	49,129	705,492
		40,658,722
Building Products 1.0%
AZZ, Inc.	9,367	1,269,322
Johnson Controls International PLC	73,036	9,791,206
Modine Manufacturing Co.*	3,214	896,417
		11,956,945
Capital Markets 1.5%
Acadian Asset Management, Inc.	61,521	4,448,583
GCM Grosvenor, Inc. (Class A Stock)	122,351	1,300,591
Goldman Sachs Group, Inc. (The)	8,928	9,156,200
Marex Group PLC (United Kingdom)	44,442	2,352,759
WisdomTree, Inc.	42,553	810,635
		18,068,768
Chemicals 1.2%
Avient Corp.	19,527	691,646
Dow, Inc.	97,698	3,297,307
Ecovyst, Inc.*	80,188	1,057,680
Element Solutions, Inc.	89,348	3,791,036
HB Fuller Co.	12,688	813,047
Linde PLC	8,075	4,018,847
Tronox Holdings PLC	85,960	683,382
		14,352,945
Commercial Services & Supplies 0.2%
Interface, Inc.	62,557	1,851,687
Communications Equipment 1.4%
Applied Optoelectronics, Inc.*	3,370	533,842
Cisco Systems, Inc.	104,040	12,528,497
Viavi Solutions, Inc.*	68,472	3,325,000
		16,387,339
Construction & Engineering 0.7%
Argan, Inc.	3,432	2,289,213
Centuri Holdings, Inc.*	29,441	905,016
Construction Partners, Inc. (Class A Stock)*	14,464	1,684,622
MYR Group, Inc.*	1,960	911,517
Primoris Services Corp.	4,545	571,670
Sterling Infrastructure, Inc.*	2,183	1,879,214
		8,241,252
Consumer Finance 0.2%
LendingClub Corp.*	50,957	909,583
LendingTree, Inc.*	38,706	1,478,569
		2,388,152
Consumer Staples Distribution & Retail 2.3%
Chefs’ Warehouse, Inc. (The)*	39,561	3,027,999

PGIM Jennison Blend Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Consumer Staples Distribution & Retail (cont’d.)
Costco Wholesale Corp.	6,069	$5,803,906
Walmart, Inc.	154,702	17,906,756
		26,738,661
Diversified Consumer Services 0.1%
Stride, Inc.*	10,081	931,283
Diversified REITs 0.1%
Broadstone Net Lease, Inc.	46,111	932,826
Diversified Telecommunication Services 0.1%
Bandwidth, Inc. (Class A Stock)*	17,457	1,134,181
Electric Utilities 0.8%
Constellation Energy Corp.	11,691	3,364,085
IDACORP, Inc.	28,012	3,929,243
Oklo, Inc.*	7,706	515,377
Portland General Electric Co.	29,894	1,498,288
		9,306,993
Electrical Equipment 1.4%
Allient, Inc.	20,574	1,628,638
Bloom Energy Corp. (Class A Stock)*	9,708	2,766,780
Nextpower, Inc. (Class A Stock)*	8,373	1,309,537
Plug Power, Inc.*	142,840	564,218
Powell Industries, Inc.	8,995	2,558,358
Siemens Energy AG (Germany)	27,928	5,287,164
Vertiv Holdings Co. (Class A Stock)	4,524	1,428,272
Vicor Corp.*	2,899	970,701
		16,513,668
Electronic Equipment, Instruments & Components 1.7%
Advanced Energy Industries, Inc.	4,243	1,282,150
Amphenol Corp. (Class A Stock)	32,017	4,762,849
Bel Fuse, Inc. (Class B Stock)	3,763	1,033,019
Fabrinet (Thailand)*	2,577	1,685,770
Itron, Inc.*	12,823	1,057,641
Mirion Technologies, Inc.*	70,743	1,293,182
nLight, Inc.*	10,443	774,035
Sanmina Corp.*	7,205	1,871,355
TTM Technologies, Inc.*	33,550	5,828,306
		19,588,307
Energy Equipment & Services 1.2%
Cactus, Inc. (Class A Stock)	40,545	2,353,232
Expro Group Holdings NV*	194,400	2,871,288
Nabors Industries Ltd.*	13,954	1,292,559
Oceaneering International, Inc.*	60,130	2,298,770
Select Water Solutions, Inc.	52,188	935,731
Solaris Energy Infrastructure, Inc.	50,202	3,491,047
TETRA Technologies, Inc.*	70,295	719,118
WaterBridge Infrastructure LLC (Class A Stock)	22,161	648,209
		14,609,954
Entertainment 2.3%
Netflix, Inc.*	98,990	8,515,120

PGIM Jennison Blend Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Entertainment (cont’d.)
Sphere Entertainment Co.*	14,943	$2,069,306
Spotify Technology SA*	10,778	5,363,995
Walt Disney Co. (The)	107,007	10,896,523
		26,844,944
Financial Services 1.5%
EVERTEC, Inc. (Puerto Rico)	69,673	1,704,898
Flywire Corp.*	187,094	3,000,988
Mastercard, Inc. (Class A Stock)	14,215	7,021,926
Visa, Inc. (Class A Stock)	16,607	5,419,860
		17,147,672
Food Products 0.2%
Freshpet, Inc.*	39,630	2,044,908
Gas Utilities 0.4%
Chesapeake Utilities Corp.	23,217	2,863,120
Northwest Natural Holding Co.	28,797	1,396,367
		4,259,487
Ground Transportation 0.5%
Union Pacific Corp.	23,325	6,126,078
Health Care Equipment & Supplies 0.9%
Glaukos Corp.*	29,609	3,060,090
Intuitive Surgical, Inc.*	11,115	4,719,873
IRhythm Holdings, Inc.*	12,584	1,433,318
LeMaitre Vascular, Inc.	9,403	889,994
		10,103,275
Health Care Providers & Services 1.6%
BrightSpring Health Services, Inc.*	16,410	1,012,169
Concentra Group Holdings Parent, Inc.	129,157	3,212,134
Ensign Group, Inc. (The)	5,218	874,798
Guardant Health, Inc.*	20,372	2,642,045
Guardian Pharmacy Services, Inc. (Class A Stock)*	27,315	1,058,183
LifeStance Health Group, Inc.*	339,048	2,614,060
Pediatrix Medical Group, Inc.*	52,100	1,122,234
RadNet, Inc.*	23,042	1,279,522
UnitedHealth Group, Inc.	14,041	5,339,933
		19,155,078
Health Care REITs 0.1%
LTC Properties, Inc.	26,466	990,093
Health Care Technology 0.1%
Teladoc Health, Inc.*	155,137	1,180,593
Hotel & Resort REITs 0.1%
DiamondRock Hospitality Co.	61,847	679,699
Hotels, Restaurants & Leisure 1.0%
Brinker International, Inc.*	5,387	767,001
Churchill Downs, Inc.	21,340	1,861,062
Hilton Worldwide Holdings, Inc.	5,864	1,921,398

PGIM Jennison Blend Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
McDonald’s Corp.	11,830	$3,302,936
Penn Entertainment, Inc.*	52,395	986,598
Shake Shack, Inc. (Class A Stock)*	36,929	2,374,904
		11,213,899
Household Durables 0.9%
Century Communities, Inc.	25,781	1,361,752
Hovnanian Enterprises, Inc. (Class A Stock)*	11,929	1,316,484
Installed Building Products, Inc.	6,076	1,275,839
Meritage Homes Corp.	21,024	1,371,606
Toll Brothers, Inc.	36,909	5,113,373
		10,439,054
Household Products 0.1%
Central Garden & Pet Co. (Class A Stock)*	47,513	1,621,619
Industrial Conglomerates 0.5%
3M Co.	40,636	6,222,591
Industrial REITs 0.4%
Prologis, Inc.	36,399	5,222,165
Insurance 1.9%
Axis Capital Holdings Ltd.	28,623	2,717,181
Chubb Ltd.	16,037	4,999,214
Lincoln National Corp.	73,631	2,598,438
Marsh & McLennan Cos., Inc.	27,699	4,431,009
MetLife, Inc.	88,330	7,304,008
		22,049,850
Interactive Media & Services 5.9%
Alphabet, Inc. (Class A Stock)	89,093	33,885,631
Alphabet, Inc. (Class C Stock)	45,455	17,110,626
Meta Platforms, Inc. (Class A Stock)	28,780	18,203,638
		69,199,895
IT Services 0.7%
Cloudflare, Inc. (Class A Stock)*	14,587	3,527,428
DigitalOcean Holdings, Inc.*	6,045	942,718
International Business Machines Corp.	12,128	3,611,718
		8,081,864
Life Sciences Tools & Services 0.4%
10X Genomics, Inc. (Class A Stock)*	39,316	1,112,839
Adaptive Biotechnologies Corp.*	105,516	1,598,567
Sotera Health Co.*	98,271	1,536,959
		4,248,365
Machinery 2.9%
Caterpillar, Inc.	7,472	6,544,501
Enerpac Tool Group Corp.	61,623	2,063,754
ESCO Technologies, Inc.	2,523	736,464
Gates Industrial Corp. PLC*	189,098	4,901,420
Helios Technologies, Inc.	51,823	4,305,973
Kennametal, Inc.	22,497	737,902

PGIM Jennison Blend Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Mueller Water Products, Inc. (Class A Stock)	41,521	$1,046,744
Parker-Hannifin Corp.	10,112	8,540,899
Terex Corp.	25,314	1,472,768
Trinity Industries, Inc.	98,726	3,202,671
		33,553,096
Marine Transportation 0.2%
Kirby Corp.*	19,082	2,682,738
Media 0.1%
EchoStar Corp. (Class A Stock)*(a)	4,997	645,562
Metals & Mining 1.2%
Coeur Mining, Inc.	52,170	1,007,924
Constellium SE*	42,293	1,448,958
Eldorado Gold Corp. (Turkey)	203,529	6,885,386
ERO Copper Corp. (Brazil)*	48,859	1,487,268
Hecla Mining Co.	54,667	971,433
Kaiser Aluminum Corp.	6,961	1,267,181
SSR Mining, Inc. (Canada)*	24,727	771,977
		13,840,127
Mortgage Real Estate Investment Trusts (REITs) 0.6%
Apollo Commercial Real Estate Finance, Inc.	131,583	1,442,150
Dynex Capital, Inc.	77,925	1,020,038
Franklin BSP Realty Trust, Inc.	122,032	1,058,017
Ladder Capital Corp.	185,307	1,893,838
MFA Financial, Inc.	106,536	1,022,746
TPG RE Finance Trust, Inc.	121,846	1,023,506
		7,460,295
Multi-Utilities 1.8%
CenterPoint Energy, Inc.	163,221	6,897,719
NiSource, Inc.	320,307	14,804,590
		21,702,309
Office REITs 0.4%
COPT Defense Properties	71,097	2,279,370
Cousins Properties, Inc.	77,368	2,074,236
		4,353,606
Oil, Gas & Consumable Fuels 3.4%
Cheniere Energy, Inc.	22,406	5,038,213
Chord Energy Corp.	17,213	2,269,878
Crescent Energy Co. (Class A Stock)	197,992	2,288,788
Exxon Mobil Corp.	98,324	14,282,544
Gulfport Energy Corp.*	16,920	2,852,543
Scorpio Tankers, Inc. (Monaco)	10,509	783,026
Shell PLC, ADR	144,950	12,193,194
		39,708,186
Passenger Airlines 0.1%
SkyWest, Inc.*	8,667	742,329

PGIM Jennison Blend Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals 3.7%
Amneal Pharmaceuticals, Inc.*	166,555	$2,193,529
Amylyx Pharmaceuticals, Inc.*	35,351	507,287
AstraZeneca PLC (United Kingdom)	38,508	7,149,780
Collegium Pharmaceutical, Inc.*	28,245	949,314
Definium Therapeutics, Inc.*	44,755	1,082,623
Eli Lilly & Co.	20,558	22,716,590
Innoviva, Inc.*	52,918	1,133,504
Ocular Therapeutix, Inc.*	74,793	673,885
Roche Holding AG, ADR	83,210	4,360,204
Tarsus Pharmaceuticals, Inc.*	36,049	2,141,311
VeraDermics, Inc.*	8,624	870,248
		43,778,275
Professional Services 0.7%
Huron Consulting Group, Inc.*	26,265	2,820,598
ICF International, Inc.	9,151	629,955
Planet Labs PBC*	13,276	678,935
Public Policy Holding Co., Inc.(a)	106,571	1,109,404
TriNet Group, Inc.	26,660	1,217,829
Upwork, Inc.*	79,050	697,221
Verra Mobility Corp.*	341,590	1,540,571
		8,694,513
Residential REITs 0.6%
Camden Property Trust	52,334	5,576,711
Independence Realty Trust, Inc.	69,839	1,133,487
		6,710,198
Retail REITs 0.5%
SITE Centers Corp.	270,303	1,365,030
Urban Edge Properties	190,736	4,280,116
		5,645,146
Semiconductors & Semiconductor Equipment 16.7%
Advanced Micro Devices, Inc.*	62,968	32,497,785
Applied Materials, Inc.	16,436	7,397,186
Broadcom, Inc.	88,804	39,674,963
Cerebras Systems, Inc. (Class A Stock)*(a)	794	188,170
Credo Technology Group Holding Ltd.*	27,151	6,408,451
FormFactor, Inc.*	5,817	724,740
Impinj, Inc.*	9,897	1,494,447
KLA Corp.	2,925	5,621,002
Lam Research Corp.	15,868	5,048,880
Lattice Semiconductor Corp.*	17,074	2,511,244
NVIDIA Corp.	218,713	46,179,063
Onto Innovation, Inc.*	19,038	4,916,373
Photronics, Inc.*	26,689	863,389
Rambus, Inc.*	7,196	1,046,730
Rigetti Computing, Inc.*	32,489	829,769
Semtech Corp.*	47,194	7,198,973
SiTime Corp.*	5,543	3,936,639
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	40,023	16,747,624
Texas Instruments, Inc.	20,986	6,415,000
Tower Semiconductor Ltd. (Israel)*	20,604	5,258,759
		194,959,187

PGIM Jennison Blend Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Software 6.3%
Agilysys, Inc.*	24,299	$2,103,321
AppLovin Corp. (Class A Stock)*	10,392	6,371,231
Asana, Inc. (Class A Stock)*	139,746	1,076,044
AvePoint, Inc.*	147,432	1,608,483
Cadence Design Systems, Inc.*	5,597	2,098,483
Cipher Digital, Inc.*	97,689	2,310,345
Crowdstrike Holdings, Inc. (Class A Stock)*	13,044	9,535,164
Datadog, Inc. (Class A Stock)*	6,239	1,543,217
D-Wave Quantum, Inc. (Canada)*	31,721	956,071
Intapp, Inc.*	82,424	1,903,170
JFrog Ltd.*	26,524	2,108,127
Microsoft Corp.	55,790	25,118,890
Oracle Corp.	20,938	4,727,382
Palantir Technologies, Inc. (Class A Stock)*	30,615	4,792,472
Progress Software Corp.*	22,587	741,531
Q2 Holdings, Inc.*	51,996	2,462,011
ServiceTitan, Inc. (Class A Stock)*	14,675	1,061,883
Terawulf, Inc.*	120,580	3,082,025
		73,599,850
Specialized REITs 0.4%
Four Corners Property Trust, Inc.	87,158	2,170,234
National Storage Affiliates Trust	42,025	1,792,366
Outfront Media, Inc.	34,494	1,112,087
		5,074,687
Specialty Retail 1.1%
Abercrombie & Fitch Co. (Class A Stock)*	9,028	697,142
Academy Sports & Outdoors, Inc.	25,798	1,362,134
Boot Barn Holdings, Inc.*	9,637	1,637,037
Five Below, Inc.*	9,558	2,173,107
Lowe’s Cos., Inc.	17,990	3,856,337
Sally Beauty Holdings, Inc.*	102,371	1,359,487
Warby Parker, Inc. (Class A Stock)*	90,509	2,219,281
		13,304,525
Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.	100,911	31,490,287
Dell Technologies, Inc. (Class C Stock)	12,832	5,401,117
IonQ, Inc.*	12,011	865,633
		37,757,037
Textiles, Apparel & Luxury Goods 0.5%
Figs, Inc. (Class A Stock)*	138,067	1,623,668
Kontoor Brands, Inc.	42,284	3,034,723
Wolverine World Wide, Inc.	84,883	1,489,696
		6,148,087
Trading Companies & Distributors 0.5%
Herc Holdings, Inc.	7,739	1,029,287
McGrath RentCorp	16,602	1,809,452

PGIM Jennison Blend Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors (cont’d.)
Rush Enterprises, Inc. (Class A Stock)	33,181	$2,300,439
Willis Lease Finance Corp.	4,840	856,728
		5,995,906

Total Long-Term Investments (cost $605,570,896)		1,156,370,709

Short-Term Investments 1.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.757%)(wb)	13,318,664	13,318,664
PGIM Institutional Money Market Fund (7-day effective yield 3.818%) (cost $3,462,740; includes $3,438,290 of cash collateral for securities on loan)(b)(wb)	3,465,317	3,462,891

Total Short-Term Investments (cost $16,781,404)		16,781,555

TOTAL INVESTMENTS 100.3% (cost $622,352,300)		1,173,152,264
Liabilities in excess of other assets (0.3)%		(3,127,694)

Net Assets 100.0%		$1,170,024,570

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,284,199; cash collateral of $3,438,290 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).